Fair Value Measurements (Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 1,445.6	$ 1,337.0
Fixed-asset impairment (Note 14)	$ 3.5	$ 2.8	$ 0.0